Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Share Capital

		In millions of Euros
	Number of shares	Share capital	Share premium
At January 1, 2017	105,581,673	2	162
New shares issued (A)	28,928,950	1	258

At December 31, 2017 (B)	134,510,623	3	420

(A)	Constellium N.V. issued and granted 125,000 Class A ordinary shares to certain employees and 53,950 Class A ordinary shares to its Board members. (See NOTE 28- Share-Based Compensation).

On November 3rd, 2017, the Group issued 28,750,000 Class A ordinary shares at $11.00 per share. The proceeds received amount to €259 million, net of €12 million of arrangement fees

(B)	Constellium N.V. holds 38,597 Class A ordinary shares at December 31, 2017.